RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS
As at beginning of year	$ 2,656
Depreciation	219	$ 250
As at ending of year	1,884	2,656
Right-of-use assets	1,884	2,656
COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,477	2,879
New leases		451
End of leases		(254)
Remeasurement of lease	(300)	401
As at ending of year	3,177	3,477
Right-of-use assets	3,177	3,477
ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(821)	(625)
Depreciation	472	494
End of leases		(254)
Remeasurement of lease		(44)
As at ending of year	(1,293)	(821)
Right-of-use assets	(1,293)	(821)
Buildings
RIGHT-OF-USE ASSETS
As at beginning of year	2,607
As at ending of year	1,865	2,607
Right-of-use assets	1,865	2,607
Buildings | COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,406	2,715
New leases		451
End of leases		(205)
Remeasurement of lease	(300)	445
As at ending of year	3,106	3,406
Right-of-use assets	3,106	3,406
Buildings | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(799)	(553)
Depreciation	442	451
End of leases		(205)
As at ending of year	(1,241)	(799)
Right-of-use assets	$ (1,241)	(799)
Buildings | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Buildings | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	10 years
Equipment | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Equipment | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years
Rolling Stock
RIGHT-OF-USE ASSETS
As at beginning of year	$ 49
As at ending of year	19	49
Right-of-use assets	19	49
Rolling Stock | COST
RIGHT-OF-USE ASSETS
As at beginning of year	71	164
End of leases		(49)
Remeasurement of lease		(44)
As at ending of year	71	71
Right-of-use assets	71	71
Rolling Stock | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(22)	(72)
Depreciation	30	43
End of leases		(49)
Remeasurement of lease		(44)
As at ending of year	(52)	(22)
Right-of-use assets	$ (52)	$ (22)
Rolling Stock | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Rolling Stock | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years